Other Receivables (Details) - USD ($)	1 Months Ended	6 Months Ended
	Jan. 20, 2015	Mar. 31, 2015
Escrow deposit		$ 200,000
Reimbursement Revenue		325,000
Interest income		$ 54,189
Hipcricket Inc [Member]
Assets acquire for cash	$ 4,500,000
Escrow deposit	200,000
Bankruptcy court third party acquire	325,000
Financing cost	$ 3,500,000
Accrued interest	13.00%